Acquisition of businesses and purchase of non-controlling interests	6 Months Ended
Dec. 31, 2018
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Acquisition of businesses and purchase of non-controlling interests

11. Acquisition of businesses and purchase of non-controlling interests

On 17 August 2018 Diageo completed the purchase of 20.29% of the share capital of Sichuan Shuijingfang Company Limited (SJF) for RMB 6,084 million (£696 million) and transaction costs of £7 million (£1 million of which had been paid by 31 December 2018). This took Diageo’s shareholding in SJF from 39.71% to 60%. SJF was already controlled and therefore consolidated prior to the transaction.

On 28 September 2018 Diageo acquired the remaining 70% of Copper Dog Whisky Limited (CDWL) that it did not already own for an upfront valuation of £6.5 million and further earn-out payments based on CDWL achieving performance targets. The discounted current estimate for the earn-out payments is £10 million.

Other acquisitions include deferred consideration paid in respect of prior year acquisitions and additional investments in a number of Distill Venture associates.